UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SIVIK GLOBAL HEALTHCARE, LLC

Address:  733 Third Avenue, 18th Floor
          New York, New York 10017

13F File Number: 028-10170


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Adam Jaffe
Title:  Chief Financial Officer
Phone:  212-702-2038


Signature, Place and Date of Signing:


 /s/ Adam Jaffe             New York, New York         February 16, 2010
 --------------             -----------------         ------------------
     [Signature]             [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   47

Form 13F Information Table Value Total:   $132,961
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                    COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                         VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

AETNA INC NEW                 COM            00817Y108   4597      145000     SH          SOLE      NONE      145000    0     0
AGILENT TECHNOLOGIES INC      COM            00846U101   2330       75000     SH          SOLE      NONE       75000    0     0
ALEXION PHARMACEUTICALS INC   COM            015351109   2929       60000     SH          SOLE      NONE       60000    0     0
ALLSCRIPT MISYS HEALTCAR SOL  COM            01988P108   3480      172000     SH          SOLE      NONE      172000    0     0
AMERIGROUP CORP               COM            03073T102   1537       57000     SH          SOLE      NONE       57000    0     0
AMERISOURCEBERGEN CORP        COM            03073E105   4562      175000     SH          SOLE      NONE      175000    0     0
BAXTER INTL INC               COM            071813109   2934       50000     SH          SOLE      NONE       50000    0     0
BIOGEN IDEC INC               COM            09062X103   2675       50000     SH          SOLE      NONE       50000    0     0
BOSTON SCIENTIFIC CORP        COM            101137107    810       90000     SH          SOLE      NONE       90000    0     0
BRUKER CORP                   COM            116794108   3437      285000     SH          SOLE      NONE      285000    0     0
CEPHEID                       COM            15670R107   1373      110000     SH          SOLE      NONE      110000    0     0
CERNER CORP                   COM            156782104   4163       50500     SH          SOLE      NONE       50500    0     0
COVANCE INC                   COM            222816100   2341       42900     SH          SOLE      NONE       42900    0     0
COVIDIEN PLC                  SHS            G2554F105   2864       59800     SH          SOLE      NONE       59800    0     0
CYNOSURE INC                  CL A           232577205   1289      112200     SH          SOLE      NONE      112200    0     0
DAVITA INC                    COM            23918K108   2960       50400     SH          SOLE      NONE       50400    0     0
DR REDDYS LABS LTD            ADR            256135203   1380       57000     SH          SOLE      NONE       57000    0     0
EXPRESS SCRIPTS INC           COM            302182100   2454       28400     SH          SOLE      NONE       28400    0     0
GENZYME CORP                  COM            372917104   3676       75000     SH          SOLE      NONE       75000    0     0
HOSPIRA INC                   COM            441060100   2550       50000     SH          SOLE      NONE       50000    0     0
HUMANA INC                    COM            444859102   2633       60000     SH          SOLE      NONE       60000    0     0
ICON PUB LTD CO               SPONSORED ADR  45103T107   1263       58100     SH          SOLE      NONE       58100    0     0
JOHNSON & JOHNSON             COM            478160104   4831       75000     SH          SOLE      NONE       75000    0     0
LCA-VISION INC                COM PAR $.001  501803308   1164      227400     SH          SOLE      NONE      227400    0     0
LIFE TECHNOLOGIES CORP        COM            53217V109   3180       60900     SH          SOLE      NONE       60900    0     0
MCKESSON CORP                 COM            58155Q103   3125       50000     SH          SOLE      NONE       50000    0     0
MEDCO HEALTH SOLUTIONS INC    COM            58405U102   3835       60000     SH          SOLE      NONE       60000    0     0
MEDTRONIC INC                 COM            585055106   2199       50000     SH          SOLE      NONE       50000    0     0
MERCK & CO INC NEW            COM            58933Y105   4568      125000     SH          SOLE      NONE      125000    0     0
METTLER TOLEDO INTERNATIONAL  COM            592688105   3150       30000     SH          SOLE      NONE       30000    0     0
MINDRAY MEDICAL INTL LTD      SPON ADR       602675100   1374       40500     SH          SOLE      NONE       40500    0     0
MYLAN INC                     COM            628530107   2949      160000     SH          SOLE      NONE      160000    0     0
PALL CORP                     COM            696429307   2715       75000     SH          SOLE      NONE       75000    0     0
PAREXEL INTL CORP             COM            699462107   2468      175000     SH          SOLE      NONE      175000    0     0
PFIZER INC                    COM            717081103   4548      250000     SH          SOLE      NONE      250000    0     0
SONOSITE INC                  COM            83568G104   2127       90000     SH          SOLE      NONE       90000    0     0
ST JUDE MED INC               COM            790849103   5149      140000     SH          SOLE      NONE      140000    0     0
STRYKER CORP                  COM            863667101   2519       50000     SH          SOLE      NONE       50000    0     0
SYNERON MEDICAL LTD           ORD SHS        M87245102   1319      126200     SH          SOLE      NONE      126200    0     0
TOMOTHERAPY INC               COM            890088107   1170      300000     SH          SOLE      NONE      300000    0     0
UNITEDHEALTH GROUP INC        COM            91324P102   3658      120000     SH          SOLE      NONE      120000    0     0
WATERS CORP                   COM            941848103   3098       50000     SH          SOLE      NONE       50000    0     0
WATSON PHARMACEUTICALS INC    COM            942683103   2971       75000     SH          SOLE      NONE       75000    0     0
WELLCARE HEALTH PLANS INC     COM            94946T106   2389       65000     SH          SOLE      NONE       65000    0     0
WELLPOINT INC                 COM            94973V107   4080       70000     SH          SOLE      NONE       70000    0     0
WRIGHT MED GROUP INC          COM            98235T107   1705       90000     SH          SOLE      NONE       90000    0     0
ZIMMER HLDGS INC              COM            98956P102   4433       75000     SH          SOLE      NONE       75000    0     0


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